Cover	Sep. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2024
Entity File Number	000-27019
Entity Registrant Name	INVESTVIEW, INC.
Entity Central Index Key	0000862651
Entity Tax Identification Number	87-0369205
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2
Entity Address, Address Line Two	nd
Entity Address, Address Line Three	Floor
Entity Address, City or Town	Haverford
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19041
City Area Code	732
Local Phone Number	889-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false